Subsequent Event (Details) - Receipt Of Cash Proceeds $ in Millions	2 Months Ended
Feb. 18, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Cash received in consideration for option to repurchase gold stream interest	$ 4
Additional cash payment required to be received to sell gold stream interest	$ 10